Fair Value Measurements (Details) - Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements (Details) - Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs [Line Items]
Forward Purchase Agreement			$ 0	$ 483
Total		2,051		483
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs [Line Items]
Forward Purchase Agreement
Total
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs [Line Items]
Forward Purchase Agreement
Total
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs [Line Items]
Forward Purchase Agreement				483
Total		$ 2,051		$ 483